Earnings per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Common Share

NOTE 20—EARNINGS PER COMMON SHARE

The factors used in the earnings per share computation follow.

	2014	2013
Basic
Net income	$9,528	$6,179
Preferred stock dividends	1,873	1,159

Net income available to common shareholders—basic	$7,655	$5,020

Weighted average common shares outstanding—basic	7,707,917	7,707,917

Basic earnings per share	$0.99	$0.65

Diluted
Net income available to common shareholders—basic	$7,655	$5,020
Preferred stock dividends on convertible preferred stock	1,606	—

Net income available to common shareholders—diluted	$9,261	$5,020

Weighted average common shares outstanding for earnings per common share basic	7,707,917	7,707,917
Add: dilutive effects of convertible preferred shares	3,196,931	113,863

Average shares and dilutive potential common shares outstanding—diluted	10,904,848	7,821,780

Diluted earnings per share	$0.85	$0.64

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share takes into consideration the pro forma dilution of unexercised stock option awards, computed using the treasury stock method.